12. Stockholders' Equity (Deficiency) (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Options Outstanding, Beginning
Number of Options Granted	8,672,967
Number of Options Exercised
Number of Options Forfeited	(1,895,000)
Number of Options Expired
Number of Options Outstanding, Ending	6,777,967
Number of Options Exercisable	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.00
Weighted Average Exercise Price Issued	$ 0.49
Weighted Average Exercise Price Exercised	$ 0.00
Weighted Average Exercise Price Forfeited	$ 1
Weighted Average Exercise Price Expired	$ 0.00
Weighted Average Exercise Price Outstanding, Ending	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Warrant [Member]
Number of Options Outstanding, Beginning	456,000
Number of Options Granted	8,662,903
Number of Options Exercised
Number of Options Forfeited	(150,000)
Number of Options Expired
Number of Options Outstanding, Ending	8,968,903
Number of Options Exercisable	8,968,903
Weighted Average Exercise Price Outstanding, Beginning	$ 0.33
Weighted Average Exercise Price Issued	$ 0.44
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.5
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.43
Weighted Average Exercise Price Exercisable	$ 0.43
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 6 months
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending	62,316
Aggregate Intrinsic Value Exercisable	$ 62,316